Property and equipment	6 Months Ended
Jun. 30, 2025
Property and equipment
Property and equipment

4Property and equipment

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Leasehold improvements	421,210	420,601
Furniture, fittings and equipment	39,542	37,201
Property and equipment, net	460,752	457,802